ADVANCE FOR FUTURE CAPITAL INCREASE (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
ADVANCE FOR FUTURE CAPITAL INCREASE
Opening balance		R$ 3,932,463	R$ 1,223,108
Additions		20,596,029	2,747,464
Capitalizations:		(3,998,515)
Inflation adjustment		137,614	52,673
Returns		(71,562)	(90,782)
Closing balance		20,596,029	3,932,463
Eletronuclear
ADVANCE FOR FUTURE CAPITAL INCREASE
Opening balance		3,566,247	1,068,922
Additions			2,447,464
Capitalizations:		(3,699,574)
Inflation adjustment		133,327	49,861
Closing balance			3,566,247
CGT Eletrosul
ADVANCE FOR FUTURE CAPITAL INCREASE
Opening balance		300,000	90,782
Additions			300,000
Capitalizations:		(298,941)
Inflation adjustment		(1,059)
Returns			(90,782)
Closing balance			300,000
Furnas
ADVANCE FOR FUTURE CAPITAL INCREASE
Opening balance		66,216	63,404
Inflation adjustment		5,346	2,812
Returns		(71,562)
Closing balance			R$ 66,216
Transfer of funds booked in investment line	R$ 8,908,219
Eletronorte
ADVANCE FOR FUTURE CAPITAL INCREASE
Additions		8,829,807
Closing balance		8,829,807
Chesf
ADVANCE FOR FUTURE CAPITAL INCREASE
Additions		11,766,222
Closing balance		R$ 11,766,222